Transactions with Related Parties - Summary of Amounts Charged By The Company's Related Parties (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party [Member]
Related Party Transaction [Line Items]
General and administrative expenses	$ 230,642	$ 105,200
Management fees [Member]
Related Party Transaction [Line Items]
Related party	871,640	341,625
Brokerage commissions [Member]
Related Party Transaction [Line Items]
Related party	1,546,799	203,462
Superintendent fees [Member]
Related Party Transaction [Line Items]
Related party	1,000	0
Crew management fees [Member]
Related Party Transaction [Line Items]
Related party	153,333	37,500
Executive compensation [Member] | Related Party [Member]
Related Party Transaction [Line Items]
General and administrative expenses	198,000	105,200
Commissions – vessels purchased [Member]
Related Party Transaction [Line Items]
Related party	355,000	778,000
Rental expense [Member]
Related Party Transaction [Line Items]
Related party	$ 32,642	$ 0